Deposits (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Deposit Liabilities

	As at
	January 31, 2019				October 31, 2018
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$138,660	$49,566	$91,945	$280,171	$135,101	$48,873	$86,180	$270,154
Business and government	233,044	8,416	298,774	540,234	238,617	8,606	287,148	534,371
Bank	8,019	172	23,968	32,159	8,750	299	23,472	32,521
	$379,723	$58,154	$414,687	$852,564	$382,468	$57,778	$396,800	$837,046
Non-interest-bearing (4)
Canada	$88,807	$5,058	$–	$93,865	$88,119	$5,086	$–	$93,205
United States	30,411	–	–	30,411	34,098	–	–	34,098
Europe (5)	582	–	–	582	564	–	–	564
Other International	5,595	5	–	5,600	5,495	5	–	5,500
Interest-bearing (4)
Canada	215,335	15,229	311,520	542,084	213,747	15,112	292,641	521,500
United States	2,510	33,430	63,170	99,110	2,478	33,099	67,211	102,788
Europe (5)	31,089	1,168	27,597	59,854	32,930	1,412	26,598	60,940
Other International	5,394	3,264	12,400	21,058	5,037	3,064	10,350	18,451
	$379,723	$58,154	$414,687	$852,564	$382,468	$57,778	$396,800	$837,046

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2019, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $315 billion, $21 billion, $42 billion and $32 billion, respectively (October 31, 2018 – $309 billion, $20 billion, $38 billion and $32 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Summary of Contractual Maturities of Term Deposits

Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	January 31 2019	October 31 2018
Within 1 year:
less than 3 months	$110,375	$89,553
3 to 6 months	48,374	59,109
6 to 12 months	79,462	80,773
1 to 2 years	59,814	51,798
2 to 3 years	42,381	45,550
3 to 4 years	26,131	21,127
4 to 5 years	23,684	23,863
Over 5 years	24,466	25,027
	$414,687	$396,800
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more (1)	$378,000	$362,000
(1)	Amounts have been revised from those previously presented.